                               ING PARTNERS, INC.
                       ING Fundamental Research Portfolio
                      ING JPMorgan International Portfolio

                        Supplement dated October 13, 2006
 To the Initial Class ("I Class") Prospectus, and the Service Class ("S Class")
                   and Adviser Class ("ADV Class") Prospectus,
                            each dated April 28, 2006

ING FUNDAMENTAL RESEARCH PORTFOLIO

     I CLASS PROSPECTUS

     Effective immediately, the information relating to ING Fundamental Research Portfolio found in the tables entitled "I Class Shares - Annual Portfolio Operating Expenses" and "Example" under the section entitled "Portfolio Fees and Expenses" on pages 55 and 56, respectively, of the I Class Prospectus is deleted and replaced with the following:

                                                   OTHER EXPENSES
                                              -----------------------
                                               ADMIN.                     TOTAL         WAIVERS,         NET
                  MANAGEMENT   DISTRIBUTION   SERVICES    SHAREHOLDER   OPERATING    REIMBURSEMENTS   OPERATING
PORTFOLIO             FEE      (12b-1) FEES    FEE(2)    SERVICES FEE    EXPENSES   AND RECOUPMENTS    EXPENSES
---------------   ----------   ------------   --------   ------------   ---------   ---------------   ---------
ING Fundamental
Research (3)         0.60%          --          0.20%         --          0.80%         (0.05)%         0.75%

EXAMPLE

PORTFOLIO                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------   ------   -------   -------   --------
ING Fundamental Research(1)     $77      $250      $439      $985

     S CLASS AND ADV CLASS PROSPECTUS

     1. Effective immediately, the information relating to ING Fundamental Research Portfolio found in the tables entitled "S Class Shares - Annual Portfolio Operating Expenses" and "Example" under the section entitled "Portfolio Fees and Expenses" on pages 56 and 58, respectively, of the S Class and ADV Class Prospectus is deleted and replaced with the following:

                                                   OTHER EXPENSES
                                              -----------------------
                                               ADMIN.                     TOTAL         WAIVERS,         NET
                  MANAGEMENT   DISTRIBUTION   SERVICES    SHAREHOLDER   OPERATING    REIMBURSEMENTS   OPERATING
PORTFOLIO             FEE      (12b-1) FEES    FEE(2)    SERVICES FEE    EXPENSES   AND RECOUPMENTS    EXPENSES
---------------   ----------   ------------   --------   ------------   ---------   ---------------   ---------
ING Fundamental
Research (4)         0.60%          --          0.20%        0.25%        1.05%         (0.05)%         1.00%

EXAMPLE

PORTFOLIO                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------   ------   -------   -------   --------
ING Fundamental Research(1)    $102      $329      $575     $1,278

     2. Effective immediately, the information relating to ING Fundamental Research Portfolio found in the tables entitled "ADV Class Shares - Annual Portfolio Operating Expenses" and "Example" under the section entitled "Portfolio Fees and Expenses" on pages 59 and 60, respectively, of the S Class and ADV Class Prospectus is deleted and replaced with the following:

                                                   OTHER EXPENSES
                                              -----------------------
                                               ADMIN.                     TOTAL         WAIVERS,         NET
                  MANAGEMENT   DISTRIBUTION   SERVICES    SHAREHOLDER   OPERATING    REIMBURSEMENTS   OPERATING
PORTFOLIO             FEE      (12b-1) FEES    FEE(2)    SERVICES FEE    EXPENSES   AND RECOUPMENTS    EXPENSES
---------------   ----------   ------------   --------   ------------   ---------   ---------------   ---------
ING Fundamental
Research (4)         0.60%         0.25%        0.20%        0.25%        1.30%         (0.05)%         1.25%

EXAMPLE

PORTFOLIO                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------   ------   -------   -------   --------
ING Fundamental Research(1)    $127      $407      $708     $1,563

ING JPMORGAN INTERNATIONAL PORTFOLIO

Effective on or about October 1, 2006, for ING JPMorgan International Portfolio, ING Life Insurance and Annuity Company ("ILIAC"), the Portfolio's investment adviser, has implemented a waiver to reduce the Portfolios' management fee. The Prospectuses are hereby revised as follows:

     1. The following footnote on page 56 following the table entitled "I Class Shares - Annual Portfolio Operating Expenses" under the section entitled "Portfolio Fees and Expenses" beginning on page 55 of the I Class Prospectus is hereby revised as follows:

               (5) ILIAC has contractually agreed to waive a portion of the advisory fee for ING American Century Small-Mid Cap Value Portfolio and ING JPMorgan International Portfolio. Based upon the net assets as of May 31, 2006 for ING American Century Small-Mid Cap Value Portfolio, the advisory fee waiver for this Portfolio would equal 0.08%. Based upon the net assets as of September 30, 2006 for ING JPMorgan International Portfolio, the advisory fee waiver for this Portfolio would equal 0.00%. The advisory fee waiver for ING American Century Small-Mid Cap Value Portfolio will continue through at least May 1, 2007. The advisory fee waiver for ING JPMorgan International Portfolio will continue through at least May 1, 2008. There is no guarantee that the waivers will continue after these dates. Each agreement will only renew if ILIAC elects to renew it.

     2. The following footnote on page 57 following the table entitled "S Class Shares - Annual Portfolio Operating Expenses" under the section entitled "Portfolio Fees and Expenses" beginning on page 56 of the S Class and ADV Class Prospectus is hereby revised as follows:

               (6) ILIAC has contractually agreed to waive a portion of the advisory fee for ING American Century Small-Mid Cap Value Portfolio and ING JPMorgan International Portfolio. Based upon the net assets as of May 31, 2006 for ING American Century Small-Mid Cap Value Portfolio, the advisory fee waiver for this Portfolio would equal 0.08%. Based upon the net assets as of September 30, 2006 for ING JPMorgan International Portfolio, the advisory fee waiver for this Portfolio would equal 0.00%. The advisory fee waiver for ING American Century Small-Mid Cap Value Portfolio will continue through at least May 1, 2007. The advisory fee waiver for ING JPMorgan International Portfolio will continue through at least May 1, 2008. There is no guarantee that the waivers will continue after these dates. Each agreement will only renew if ILIAC elects to renew it.

     3. The following footnote on page 59 following the table entitled "ADV Class Shares - Annual Portfolio Operating Expenses" under the section entitled "Portfolio Fees and Expenses" beginning on page 59 of the S Class and ADV Class Prospectus is hereby revised as follows:

               (6) ILIAC has contractually agreed to waive a portion of the advisory fee for ING American Century Small-Mid Cap Value Portfolio and ING JPMorgan International Portfolio. Based upon the net assets as of May 31, 2006 for ING American Century Small-Mid Cap Value Portfolio, the advisory fee waiver for this Portfolio would equal 0.08%. Based upon the net assets as of September 30, 2006 for ING JPMorgan International Portfolio, the advisory fee waiver for this Portfolio would equal 0.00%. The advisory fee waiver for ING American Century Small-Mid Cap Value Portfolio will continue through at least May 1, 2007. The advisory fee waiver for ING JPMorgan International Portfolio will continue through at least May 1, 2008. There is no guarantee that the waivers will continue after these dates. Each agreement will only renew if ILIAC elects to renew it.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING PARTNERS, INC.
               ING JPMorgan International Portfolio ("Portfolio")

                        Supplement dated October 13, 2006
              to the Adviser Class, Initial Class and Service Class
                   Statement of Additional Information ("SAI")
                              Dated April 28, 2006

Effective on or about October 1, 2006, for ING JPMorgan International Portfolio, the Portfolio's Sub-Advisory fee is reduced and ING Life Insurance and Annuity Company ("ILIAC"), the Portfolio's investment adviser, has implemented a waiver to reduce the Portfolio's advisory fee. The SAI is hereby revised as follows:

     1. The information relating to the Portfolio in the table under the sub-section entitled "Advisory Fees" in the section entitled "Adviser" beginning on page 81 of the SAI is deleted and replaced with the following:

          ING JPMorgan International(1)   0.80% of the Portfolio's average daily
                                          net assets

     2. Footnote (1) under the sub-section entitled "Advisory Fees" in the section entitled "Adviser" on page 82 of the SAI is deleted and replaced with the following:

          (1) Pursuant to a waiver, ILIAC has agreed to lower the advisory fee for ING American Century Small-Mid Cap Value Portfolio, ING JPMorgan International Portfolio and ING Van Kampen Comstock Portfolio so that advisory fees payable to ILIAC will be waived in amounts equal to 50% of the savings to ILIAC resulting from the implementation of sub-advisory fee reductions for the period from May 1, 2006 through May 1, 2007 for ING American Century Small-Mid Cap Value Portfolio and ING Van Kampen Comstock Portfolio and from October 1, 2006 through May 1, 2008 for ING JPMorgan International Portfolio.

     3. The information relating to the Portfolio in the table under the sub-section entitled "Sub-Advisory Fees" in the section entitled "Sub-Advisers" beginning on page 83 of the SAI is deleted and replaced with the following:

          ING JPMorgan International      0.50% on first $100 million of the
                                          Portfolio's average daily net assets;

                                          0.40% on the next $100 million of the
                                          Portfolio's average daily net assets;

                                          0.35% on the next $150 million of the
                                          Portfolio's average daily net assets;

                                          0.30% on assets thereafter

   THE INFORMATION IN THIS SUPPLEMENT SUPERSEDES THE PREVIOUS SUPPLEMENT DATED
                                  JUNE 9, 2006.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE